Note 6 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Mar. 31, 2020 USD ($)
2022	$ 27,566,840
2023	14,763,080
2024	26,175,000
Total	$ 81,921,760